INTANGIBLE ASSET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSET
Schedule of intangible assets
June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(6,206)	$50,937	5
Foreign currency translation adjustment	-	-	(7,526)
Intangible assets, net	$57,143	$(6,206)	$43,411

December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(11,696)	$45,447	5
Foreign currency translation adjustment	-	-	3,582
Intangible assets, net	$57,143	$(11,696)	$49,029

Schedule of intangible assets amortization expenses
Fiscal years:
Remaining 2021	$6,206
2022	12,412
2023	12,412
Thereafter	12,381

Fiscal years:
Remaining 2020	$49,029
2021	36,772
2022	24,515
2023	12,257